Borrowings - Principal payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Debt Disclosure [Abstract]
June 30, 2023	$ 167,099
June 30, 2024	176,407
June 30, 2025	126,501
June 30, 2026	750,798
June 30, 2027	17,695
June 30, 2028 and thereafter	52,931
Total	$ 1,291,431